Restatement of Financial Statements - Summary of Restatement of Previously Reported Financial Statements Due to Reclassification Class A Ordinary Shares From Permanent Equity to Temporary Equity (Detail) - USD ($)
	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Restatement Of Stockholders Equity [Abstract]
Net loss	$ (1,635,954)	$ 1,098,668	$ (225,688)	$ 7,069,017	$ (9,271,235)		$ 7,941,997
Initial value of common stock subject to possible redemption as revised	0
Change in value of common shares subject to possible redemption	0
Common Class A [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss	$ (723,074)	$ 878,934	$ (225,688)	$ 7,069,017	$ (6,871,324)	$ 6,843,329	$ 6,353,598
Weighted average shares outstanding	4,545,455	25,000,000	25,000,000	25,000,000	17,176,871	25,000,000	25,000,000
Basic and diluted earnings per share	$ (0.16)	$ 0.04	$ (0.01)	$ 0.23	$ (0.40)	$ 0.22	$ 0.25
Common Class B [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss	$ (912,880)	$ 219,734	$ (225,688)	$ 7,069,017	$ (2,399,911)	$ 6,843,329	$ 1,588,399
Weighted average shares outstanding	5,738,636	6,250,000	6,250,000	6,250,000	6,058,673	6,250,000	6,250,000
Basic and diluted earnings per share	$ (0.16)	$ 0.04	$ (0.01)	$ 0.23	$ (0.40)	$ 0.22	$ 0.25
As Reported [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss	$ (1,635,954)
Initial value of common stock subject to possible redemption as revised	237,548,370				$ 224,760,050
Change in value of common shares subject to possible redemption	$ (8,831,870)				(8,831,870)
As Reported [Member] | Common Class A [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss			$ (225,688)	$ 7,069,017	$ (9,271,235)	$ 6,843,329
Weighted average shares outstanding	25,000,000		25,000,000	25,000,000	25,000,000	25,000,000
Basic and diluted earnings per share	$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ 0.00
As Reported [Member] | Common Class B [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss			$ (225,688)	$ 7,069,017	$ (9,271,235)	$ 6,843,329
Weighted average shares outstanding	5,738,636		6,250,000	6,250,000	6,058,673	6,250,000
Basic and diluted earnings per share	$ (0.29)		$ (0.04)	$ 1.13	$ (1.53)	$ 1.09
Restatement Adjustment [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss	$ 0
Initial value of common stock subject to possible redemption as revised	(237,548,370)				$ (224,760,050)
Change in value of common shares subject to possible redemption	$ 8,831,870				8,831,870
Restatement Adjustment [Member] | Common Class A [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss			$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding	(20,454,545)		0	0	(7,823,129)	0
Basic and diluted earnings per share	$ (0.16)		$ (0.01)	$ 0.23	$ (0.40)	$ 0.22
Restatement Adjustment [Member] | Common Class B [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss			$ 0		$ 0	$ 0
Weighted average shares outstanding	0		0		0	0
Basic and diluted earnings per share	$ 0.13		$ 0.03	$ (0.90)	$ 1.13	$ (0.87)
As Adjusted [Member] | Common Class A [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss					$ (9,271,235)
Weighted average shares outstanding					17,176,871
Basic and diluted earnings per share					$ (0.40)
As Adjusted [Member] | Common Class B [Member]
Restatement Of Stockholders Equity [Abstract]
Net loss					$ (9,271,235)
Weighted average shares outstanding					6,058,673
Basic and diluted earnings per share					$ (0.40)
Restated [Member]
Restatement Of Stockholders Equity [Abstract]
Initial value of common stock subject to possible redemption as revised					$ 0
Change in value of common shares subject to possible redemption					$ 0